REALTYCRUNCH ACQUISITION	12 Months Ended
Dec. 31, 2022
Realty Crunch Inc [Member]
IfrsStatementLineItems [Line Items]
REALTYCRUNCH ACQUISITION

5. REALTYCRUNCH ACQUISITION

On January 11, 2021, Real completed the acquisition of the business assets and intellectual property of RealtyCrunch Inc. (the “RealtyCrunch Transaction”). RealtyCrunch is a collaboration web and mobile app for home buyers and real estate agents. Launched in September 2020, it had attracted over 2,000 real estate agents in the US who use it to streamline communication and document signing with their clients. The RealtyCrunch Transaction was settled in cash for an aggregate purchase price of USD $1.1 million plus 184 thousand Warrants. Each Warrant is exercisable into one Common Share at a price of CAD $1.36 for a period of four years. In connection with the RealtyCrunch Transaction, Real also granted 2.4 million stock options (“Options”), which vest over a 4-year period and are not considered part of aggregate purchase price. The Company has determined that the acquisition meets the definition of business combinations within the scope of IFRS 3, Business Combination and has completed the determination to allocate the price among the assets purchased and amount attributable to goodwill. The expense incurred related to the acquisition was $38 thousand for the year ended December 31, 2021.

The following table summarizes the fair value of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date (in thousands):

Balance at, January 11, 2021
Recognized amounts of assets acquired and liabilities assumed
Proprietary Technology	563
Goodwill	602
Net Assets Acquired	1,165
Consideration	1,100
Warrants Issued	65

We have completed the valuation of the acquired assets and assumed liabilities and have assigned $563 thousand as the fair value of the Company’s developed technology and $602 thousand as the residual goodwill. Goodwill represents expected synergies, future income and growth potential, and other intangibles that do not qualify for separate recognition. None of the goodwill arising on this acquisition is expected to be deductible for tax purposes.